LEASE LIABILITIES - Disclosure for lease obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Balance at the beginning of the year	$ 1,094	$ 1,238
Additions	89	31
Interest	73	84
Payments	(251)	(267)
Effects of movement in exchange rates	(4)	8
Balance at the end of the year	1,001	1,094
Less: Current portion	(207)	(173)
Non-Current Lease Liabilities	$ 794	$ 921